Putnam
New
Opportunities
Fund

SEMIANNUAL REPORT
December 31, 1995

[SCALES LOGO]
BOSTON  *  LONDON  *  TOKYO


Fund highlights

* "Call it phenomenal, call it incredible, call it
awesome -- any one of those adjectives accurately describes the track record of Putnam New Opportunities Fund (class A). . . . Address congratulations to Dan Miller, portfolio manager of the fund from its start. With the help of analysts at Putnam Investment Management, Miller picks what he thinks are the best stocks poised for growth in what he believes are the strongest industries."

                        -- Investment Advisor, September 1995


* Morningstar, Inc. once again awarded Putnam New
Opportunities Fund's class A shares its highest rating of five stars as of December 31, 1995. The five-star rating places the fund's class A shares among 10% of the 950 equity funds rated.*

* "Unlike the majority of growth funds, New Opportunities excels in slow markets as well as in raging bull markets. Its 25 percent return in 1992, for example, far outpaced the market's sluggish 9 percent rise. And in 1994, when the average stock fund lost money, it was up 3.3 percent."+

                          -- Smart Money, February 1996


       CONTENTS
 4     Report from Putnam Management
 9     Fund performance summary
13     Portfolio holdings
20     Financial statements



*Morningstar is an independent research firm that rates a fund in relation to other funds with similar investment objectives, based on the fund's class A shares' 3- and 5-year average annual returns, adjusted for risk factors and sales charges. For each of these periods ended 12/31/95, there were 1,394 and 950 in the equity category, and the fund's class A shares received 5 stars for each period. Ratings are subject to change monthly. Past performance is not indicative of future results.


+Past performance is not indicative of future results. See page 9 for total return performance of the Fund.


[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]


(copyright) Karsh, Ottawa





From the Chairman




Dear Shareholder:

It would be difficult to conceal our satisfaction with the outstanding results delivered by Putnam New Opportunities Fund during the six months ended December 31, 1995. At the same time, it behooves us to counsel that while we are looking for continued positive performance during the remainder of fiscal 1996, returns of similar proportions are not likely.

For one thing, the much heralded strength of technology stocks is beginning to level off. For another, the market is quite likely to take a breather or two as it digests the sustained rise of 1995. Finally, the economic slowdown is almost certain to be reflected in more modest corporate earnings expectations -- and in actual earnings -- over the months ahead.

Thus, the market may be in for some choppiness, especially over the near term. Nevertheless, Putnam Management believes equities, on balance, may continue their upward course in 1996, though at a more subdued pace than they enjoyed in 1995.


Respectfully yours,


/s/George Putnam
   George Putnam
   Chairman of the Trustees
   February 21 , 1996



Report from the Fund Manager
Daniel L. Miller



When Putnam New Opportunities Fund marked its fifth anniversary on August 31, 1995, we were able to reflect back on a gratifying performance record. And your fund's stellar track record up to that point -- a 33.2% average annual total return at net asset value -- has only been enhanced by its performance during this latest semiannual period. For the six months ended December 31, 1995, your fund's class A shares rose 24.92%, class B shares gained 24.44%, and class M shares rose 24.57%, all at net asset value. The returns at the maximum public offering price were 17.75%, 19.44% (CDSC, see page 9), and 20.21%, respectively.

The fund's semiannual period began in the middle of calendar 1995, a year that encompassed an incredible joyride for U.S. equity investors. The strength of the 1995 stock market -- especially the performance of technology-related stocks -- greatly contributed to the fund's impressive returns. However, as most investors know, the powerful combination of strong corporate earnings and falling interest rates that fueled the 1995 financial markets is unlikely to continue unabated. With that in mind, we are shifting the portfolio toward stocks of companies that tend to do well regardless of the direction of the overall economy. We will continue to look for such factors as strong long-term growth prospects, dominant market share, and quality management as we enter the second half of fiscal 1996.

* TECHNOLOGY STOCKS DRIVE PERFORMANCE AGAIN
During the period, technology-related holdings continued to be a highlight of the fund's portfolio. In early 1995, the strongest technology sector was the semiconductor market. As the year progressed, however, the market began to favor networking-related stocks, which make up a large portion of the fund's technology holdings. Notable positions included Ascend Communications, a manufacturer of wide-area-network access products, whose stock price rose dramatically in 1995, and Cisco Systems, Inc., which was recently awarded a contract to work with China's government to implement a nationwide network for high-speed access to the Internet.

As the technology market began to rotate in favor of the stocks the fund owned, other emerging-growth sectors in which the fund was underweighted -- such as retail -- were showing signs of weakness. For these reasons, our relatively high weighting in technology-related stocks proved extremely beneficial during the period.

* CUTTING-EDGE MEDICAL COMPANIES ALSO PROVE BENEFICIAL
The medical technology/cost containment sector was another powerful contributor to performance during the period. As the portfolio's second-largest sector, this category includes two types of health-care companies: those dedicated to providing high quality service at a lower cost and those involved in developing and manufacturing breakthrough medical devices and drugs.

Some standouts in the portfolio include Thermo Cardiosystems, Inc., which manufactures ventricular-assist devices. These allow patients who are awaiting heart transplants an alternative until a donor heart becomes available. The company has produced the only implantable organ ever approved by the FDA, and its devices are already being used in more than 50 U.S. transplant centers. Medtronic, the world's leading medical technology company, has developed impressive products to assist cardiac surgeons, including mechanical heart valves. Boston Scientific, another medical device manufacturer, has recently announced acquisition plans that could broaden the company's exposure to high-growth markets. In the biotechnology industry, Gilead Sciences, Inc., has made great progress in developing innovative drugs such as Vistide, a potential treatment for AIDS-related retinitis, a condition that can lead to blindness.


[GRAPHIC OMITTED: SECTOR ALLOCATION SHIFTS CHART. Chart is a vertical bar chart with white bars representing the Dec. 31, 95 fiscal ending and black bars representing the Jun. 30, 95 fiscal ending. The following are the sectors and percentages in the chart:



                                   JUNE 30, 1995     DEC. 31, 1995
                                   -------------     -------------
Applied/advanced technology             29.1%            35.8%
Medical technology/cost containment     18.6%            19.4%
Value-oriented consuming                16.7%            16.4%
Media/entertainment                     13.5%             9.4%
Personal communications                  8.5%             5.6%
Personal financial servies               1.6%             2.4%
Cash                                     7.3%             5.9%
Miscellaneous                            3.7%             5.1%

Footnote reads: * Based on percentage of net assets. Holdings will vary over time]





* CONSOLIDATION AND DOWNSIZING BRING STRENGTH TO SEVERAL HOLDINGS Despite -- or perhaps because of -- a relatively weak consumer economy, some of the fund's retail holdings were able to flourish during the period. In an environment that did not particularly favor retail business in general, office-products companies like Corporate Express and Boise Cascade Office Products succeeded by driving down their costs through systems automation, which gave them a distinct advantage over many competitors.

Corporate downsizing efforts helped to propel some of the fund's business service holdings. As more corporations worked to trim their payrolls during the slowing economy, some businesses benefited, including temporary help service providers Robert Half International, Inc., and Alternative Resources.

Another strong contributor in the fund's value-oriented consuming sector was HFS, Inc., a hotel franchising organization. The company, which traditionally has specialized in lodging services, recently acquired the Century 21 real estate franchise. This expansion into a new business arena has had a tremendous impact on the stock price and growth prospects for HFS. Also showing strong growth prospects is Renaissance Hotel Group, a hotel management company. With contracts throughout Europe, Asia, and the United States, the company has established a strong pipeline for expanding its business.

*DIMINISHED EMPHASIS ON MEDIA AND PERSONAL COMMUNICATIONS
During the period, the outlook for personal communications and media became less attractive as cellular, long-distance, and cable television companies were faced with increased competition. Cable TV franchises, for example, are under increasing pressure from direct-broadcast services, which offer consumers satellite dishes to replace traditional cable service. In order to compete with these services, cable companies may have to make expensive improvements to their infrastructures. While long-term growth opportunities still exist within these businesses, we have reduced the fund's weightings until we see more evidence of potential outperformance.



Top 10 Holdings (12/31/95)

HFS, Inc.
Hotel franchises

America Online, Inc.
On-line computer services

Cisco Systems
Manufacturer of computer networking products

Paging Network, Inc.
Wireless communications

U.S. Robotics Corp.
Networking access devices

Infinity Broadcasting Corp., Class A
Largest U.S.-based radio station owner/operator

Corporate Express, Inc.
Office product supplier

Vencor, Inc.
Health care services

Oxford Health Plans Inc.
Health benefit services in New York area

Stratacom, Inc.
Manufacturer of wide area network systems

These holdings represent 13.6% of the fund's net assets. Portfolio holdings will vary over time.




There were some bright spots within the fund's media and entertainment sector, including Mirage Resorts, Inc., a gaming industry standout; Infinity Broadcasting, the largest U.S.-based radio station operator; and Texas-based Clear Channel Communications, which owns and operates 33 radio stations and 9 television stations.

* Looking forward: favorable conditions should continue
It appears that economic conditions will remain favorable for the U.S. equity market in the months ahead. The inflation rate is expected to remain steady with modest economic growth. This type of environment tends to favor those companies in which we tend to invest. We will continue to monitor the economic factors that affect growth stocks, as well as the specific industry and company fundamentals that impact our investment decisions.

We also plan to adhere to the strategy that has served the fund so well during its five years of operations: targeting a handful of industry sectors with strong secular growth potential, and then selecting companies within those sectors that possess what we believe are above-average growth characteristics. We expect this strategy will continue to serve the fund well over the remainder of fiscal 1996 and into the future.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/95, there is no guarantee the fund will continue to hold these securities in the future.





Performance summary



Performance should always be considered in light of a fund's investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 12/31/95

                          Class A               Class B                 Class M
                         (8/31/90)             (3/1/93)                (12/1/94)
Inception date          NAV     POP           NAV     CDSC             NAV     POP
------------------------------------------------------------------------------------
6 months               24.92%     17.75%     24.44%     19.44%     24.57%     20.21%
------------------------------------------------------------------------------------
1 year                 46.28      37.87      45.15      40.15      45.53      40.41
------------------------------------------------------------------------------------
5 years               321.96     297.84         --         --         --        --
Annual average         33.37      31.81         --         --         --        --
------------------------------------------------------------------------------------
Life of class         367.41     340.58     109.44     106.44      49.98      44.71
Annual average         33.48      32.01      29.73      29.08      45.54      40.81
------------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/95

                                       Standard & Poor's       Consumer
                                          500 Index          Price Index
------------------------------------------------------------------------------------
6 months                                   14.40%              0.66%
------------------------------------------------------------------------------------
1 year                                     37.45               2.54
------------------------------------------------------------------------------------
5 years                                   114.99              14.72
Annual average                             16.54               2.79
------------------------------------------------------------------------------------
Life of class A                           124.36              16.64
Annual average                             16.34               2.92
------------------------------------------------------------------------------------
Life of class B                            50.64               7.27
Annual average                             15.52               2.50
------------------------------------------------------------------------------------
Life of class M                            40.15               2.54
Annual average                             36.69               2.35
------------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions.
Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares, which became effective 12/1/94.
CDSC for class B shares assumes 5% maximum contingent deferred sales charge. An expense limitation was in effect during part of the period;
without the limitation, total return would have been lower.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/95

                                Class A               Class B              Class M
------------------------------------------------------------------------------------
     Distributions1 (number)          0                     0                    0
------------------------------------------------------------------------------------
     Income                          --                    --                   --
------------------------------------------------------------------------------------
     Capital gains
          Long-term                  --                    --                   --
          Short-term                 --                    --                   --
------------------------------------------------------------------------------------
     Total                        $0.00                 $0.00                 $0.00
------------------------------------------------------------------------------------
     Share value:                   NAV        POP        NAV        NAV        POP
------------------------------------------------------------------------------------
     6/30/95                     $29.58     $31.38     $29.09     $29.51     $30.58
------------------------------------------------------------------------------------
     12/31/95                     36.95      39.20      36.20      36.76      38.09
------------------------------------------------------------------------------------

 1 The Fund had no ordinary income or capital gains to distribute during the semi-annual period.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.
Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.







PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Diversified Equity Trust
Europe Growth Fund
Global Growth Fund
Health Sciences Trust
International New Opportunities Fumd
Investors Fund
Natural Resources Fund
New Opportunities Fund
OTC Emerging Growth Fund
Overseas Growth Fund
Vista Fund
Voyager Fund
Voyager Fund II


PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Growth and Income Fund II
Utilities Growth and Income Fund


PUTNAM INCOME FUNDS

Adjustable Rate U.S. Government Fund
American Government Income Fund
Diversified Income Trust
Federal Income Trust
Global Governmental Income Trust
High Yield Advantage Fund
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Preferred Income Fund
U.S. Government Income Trust


PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax-Free High Yield Fund
Tax-Free Insured Fund
State tax-free funds*
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania


LIFESTAGE(SM) FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.
The three portfolios:
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio


MOST CONSERVATIVE
INVESTMENTS+

California Tax Exempt Money Market Fund
Money Market Fund
New York Tax Exempt Money Market Fund
Tax Exempt Money Market Fund
CDs and savings accounts++

 * Not available in all states.
 + Relative to above.
 ++ Not offered by Putnam Investments Certificates of deposit offer a fixed rate of return and may be insured, up to certain limits, by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Portfolio of investments owned
December 31, 1995 (Unaudited)




Common Stocks  (93.0%)*
NUMBER OF SHARES


Apparel  (0.5%)                                                                        VALUE
--------------------------------------------------------------------------------------------
        525,000 Tommy Hilfiger Corp. +                                           $22,246,875
Biotechnology  (0.6%)
--------------------------------------------------------------------------------------------
        559,301 IDEXX Laboratories, Inc.                                          26,287,100
Broadcasting  (3.8%)
--------------------------------------------------------------------------------------------
        590,000 Clear Channel Communications, Inc. +                              26,033,750
        575,000 Emmis Broadcasting Corp. Class A +                                17,825,000
        500,000 Evergreen Media Corp. Class A +                                   16,000,000
      1,366,800 Infinity Broadcasting Corp. Class A +                             50,913,300
        365,800 LIN Television Corp. +                                            10,882,550
        734,250 Renaissance Communications Corp. +                                16,245,281
        405,000 SFX Broadcasting, Inc. Class A +                                  12,251,250
        390,500 Sinclair Broadcast Group, Inc. Class A +                           6,736,125
        925,000 Westwood One, Inc. +                                              13,065,625
                                                                              --------------
                                                                                 169,952,881
Business Services  (6.9%)
--------------------------------------------------------------------------------------------
        725,000 Airgas, Inc. +                                                    24,106,250
        800,000 Alternative Resources Corp. +                                     24,200,000
         21,700 Corestaff, Inc. +                                                    792,050
      1,675,000 Corporate Express, Inc. +                                         50,459,375
        142,800 Flight Safety International, Inc.                                  7,175,700
      1,050,000 Danka Business Systems  PLC ADR (United Kingdom)                  38,850,000
        385,000 Input/Output, Inc. +                                              22,233,750
      1,000,000 Manpower, Inc.                                                    28,125,000
        699,259 Paychex, Inc.                                                     34,875,543
      5,500,000 Rentokil Group Ord. PLC (United Kingdom)                          28,558,750
      1,100,000 Robert Half International, Inc. +                                 46,062,500
                                                                              --------------
                                                                                 305,438,918
Cable Television  (1.5%)
--------------------------------------------------------------------------------------------
        200,000 Cablevision Systems Corp. Class A +                               10,850,000
      1,142,200 Century Communications Corp. Class A +                             9,137,600
        750,000 Comcast Corp. Special Class A                                     13,640,625
        200,000 TCA Cable TV, Inc.                                                 5,525,000
        256,250 Tele-Comm Liberty Media Group, Inc. Class A                        6,886,719
      1,025,000 Tele-Communications Inc. Class A                                  20,371,875
                                                                              --------------
                                                                                  66,411,819
Computer Services  (6.5%)
--------------------------------------------------------------------------------------------
      2,171,050 America Online, Inc. +                                            81,414,375
        380,300 Broadway & Seymour, Inc. +                                         6,179,875
        457,900 CBT Group PLC ADR (Ireland) +                                     24,268,700
        134,900 CMG Information Services, Inc.                                    12,528,838
        775,000 Cambridge Technology Partners, Inc.                               44,562,500
        342,300 Computer Horizons Corp. +                                         13,007,400
        550,000 First Data Corp.                                                  36,781,250
        600,000 Fiserv Inc. +                                                     18,000,000
        200,000 NETCOM On-Line Communication Services, Inc. +                      7,200,000
        504,200 PsiNet, Inc. +                                                    11,533,575
        199,200 Secure Computing Corp. +                                          11,155,200
        731,400 Tivoli Systems, Inc. +                                            24,688,120
                                                                              --------------
                                                                                 291,319,833
Computer Software  (12.8%)
--------------------------------------------------------------------------------------------
        243,900 Baan Co., N.V. +                                                  11,036,475
        450,000 Business Objects S.A., ADR +                                      21,768,750
        365,000 Computer Associates Intl., Inc.                                   20,759,375
        235,500 Datalogix International, Inc. +                                    2,973,188
        835,000 Discreet Logic, Inc. (Canada) +                                   20,875,000
        875,000 Electronic Arts, Inc. +                                           22,859,375
        750,000 GT Interactive Software Corp. +                                   10,500,000
        670,000 Informix Corp. +                                                  20,100,000
        439,200 Insignia Solutions, Inc. ADR +                                     5,160,600
        800,000 INSO CORPORATION +                                                34,000,000
        315,200 Intuit, Inc. +                                                    24,585,600
        250,000 Legato Systems, Inc. +                                             7,750,000
        342,200 Macromedia, Inc. +                                                17,879,950
        425,000 Maxis, Inc. +                                                     16,150,000
        715,000 Mercury Interactive Corp.                                         13,048,750
         72,000 Metatools, Inc. +                                                  1,872,000
        189,100 Microsoft Corp. +                                                 16,593,525
         82,800 Netscape Communications Corp. +                                   11,509,200
        375,000 Novadigm, Inc. +                                                  10,640,625
        865,000 Novell, Inc. +                                                    12,326,250
        531,900 Objective Systems Integrators, Inc. +                             29,121,525
        525,000 Parametric Technology Corp. +                                     34,912,500
        540,000 PeopleSoft, Inc. +                                                23,220,000
        695,600 Platinum Software Corp. +                                          3,912,750
        234,100 Project Software & Development, Inc. +                             8,164,238
        219,900 Scopus Technology, Inc, +                                          5,552,475
        738,300 Security Dynamics Technologies, Inc. +                            40,237,350
         46,600 Sierra On-Line, Inc. +                                             1,339,750
      1,125,000 Softkey International, Inc. +                                     26,015,625
        500,000 Spyglass, Inc. +                                                  28,500,000
        475,000 Sybase, Inc. +                                                    17,100,000
        900,000 Synopsys, Inc. +                                                  34,200,000
        340,100 Unison Software, Inc. +                                            5,866,725
        425,300 Vantive Corp. +                                                    9,569,250
                                                                              --------------
                                                                                 570,100,851
Consumer Services  (0.5%)
--------------------------------------------------------------------------------------------
        685,000 CUC International, Inc.                                           23,375,625

Entertainment  (1.4%)
--------------------------------------------------------------------------------------------
        750,000 Scientific Games Holdings Corp. +                                 28,312,500
        675,000 Viacom, Inc. Class B +                                            31,978,125
                                                                              --------------
                                                                                  60,290,625
Financial Services  (2.1%)
--------------------------------------------------------------------------------------------
        1150000 Credit Acceptance Corp. +                                         23,862,500
        525,000 First USA, Inc.                                                   23,296,875
      1,225,000 MBNA Corp.                                                        45,171,875
                                                                              --------------
                                                                                  92,331,250
Funeral/Cemetery Services  (1.2%)
--------------------------------------------------------------------------------------------
        700,000 Loewen Group, Inc.                                                17,718,750
        965,000 Stewart Enterprises, Inc. Class A                                 35,705,000
                                                                              --------------
                                                                                  53,423,750
Gaming  (2.1%)
--------------------------------------------------------------------------------------------
      1,200,000 Circus Circus Enterprises, Inc. +                                 33,450,000
      1,350,000 Mirage Resorts, Inc.                                              46,575,000
      1,050,000 Rio Hotel & Casino, Inc. +                                        12,468,750
                                                                              --------------
                                                                                  92,493,750
HMOs  (3.2%)
--------------------------------------------------------------------------------------------
      1,259,000 Healthsource, Inc. +                                              45,324,000
        647,500 Oxford Health Plans Inc. +                                        47,834,063
        136,100 Pacificare Health Systems, Inc.                                   11,840,700
        300,000 Pacificare Health Systems, Inc. Class B +                         26,100,000
        396,200 Sierra Health Services +                                          12,579,350
                                                                              --------------
                                                                                 143,678,113
Health Care Information Services  (0.7%)
--------------------------------------------------------------------------------------------
        228,500 CyCare Systems, Inc. +                                             5,855,313
        335,000 HBO & Co.                                                         25,669,375
                                                                              --------------
                                                                                  31,524,688
Health Care Services  (5.4%)
--------------------------------------------------------------------------------------------
        122,200 Access Health, Inc. +                                              5,407,350
      1,125,000 Apria Healthcare Group, Inc. +                                    31,781,250
        535,000 Emcare Holdings, Inc. +                                           12,840,000
        650,000 Emeritus Corp. +                                                   7,556,250
      1,025,000 Lincare Holdings, Inc. +                                          25,625,000
        550,000 Medaphis Corp. +                                                  20,350,000
        425,000 Owen Healthcare, Inc. +                                           11,740,625
        321,450 Pediatrix Medical Group, Inc. +                                    8,839,875
        520,000 Renal Treatment Centers, Inc. +                                   22,880,000
        364,600 Rotech Medical Corp. +                                            10,026,500
         58,000 Total Renal Care Holdings, Inc. +                                  1,711,000
      1,493,500 Vencor, Inc.                                                      48,538,750
      1,275,000 Vivra, Inc. +                                                     32,034,375
                                                                              --------------
                                                                                 239,330,975
Hospital Management  (0.9%)
--------------------------------------------------------------------------------------------
      1,550,000 Health Management Assoc., Inc. +                                  40,493,750

Insurance  (0.4%)
--------------------------------------------------------------------------------------------
        600,000 Amerin Corp. +                                                    16,050,000

Lodging  (3.6%)
--------------------------------------------------------------------------------------------
        674,742 Doubletree Corp. +                                                17,711,978
      1,160,800 HFS, Inc. +                                                       94,895,400
        975,000 La Quinta Inns, Inc.                                              26,690,625
         22,512 Red Lion Hotels, Inc. +                                              393,960
        784,900 Renaissance Hotel Group N.V. +                                    20,014,950
                                                                              --------------
                                                                                 159,706,913
Medical Supplies and Devices  (3.3%)
--------------------------------------------------------------------------------------------
        550,000 Boston Scientific Corp. +                                         26,950,000
        400,000 Endosonics Corp. +                                                 6,050,000
        675,000 I-Stat Corp. +                                                    21,937,500
        725,000 ICU Medical, Inc. +                                               12,325,000
        700,000 Igen, Inc.                                                         4,112,500
        525,000 Medisense Inc. +                                                  16,603,125
        290,000 Medtronic, Inc.                                                   16,203,750
        630,000 Mentor Corp. Minnesota                                            14,490,000
        223,000 Neuromedical Systems, Inc. +                                       4,487,875
        298,800 Thermo Cardiosystems, Inc. +                                      23,082,300
                                                                              --------------
                                                                                 146,242,050
Networking Equipment  (7.0%)
--------------------------------------------------------------------------------------------
        580,000 Ascend Communications, Inc. +                                     47,052,500
        425,000 Cabletron Systems, Inc. +                                         34,425,000
        475,000 Cascade Communications Corp. +                                    40,493,750
        950,000 Cisco Systems, Inc. +                                             70,893,750
        450,000 Network Express, Inc. +                                            2,306,250
        200,000 Shiva Corp. +                                                     14,550,000
        647,300 Stratacom, Inc. +                                                 47,576,550
        635,100 U.S. Robotics Corp. +                                             55,730,025
                                                                              --------------
                                                                                 313,027,825
Nursing Homes  (1.8%)
--------------------------------------------------------------------------------------------
        675,000 Genesis Health Ventures, Inc. +                                   24,637,500
      1,000,000 Health Care & Retirement Corp. +                                  35,000,000
        875,000 Horizon/CMS Healthcare Corp. +                                    22,093,750
                                                                              --------------
                                                                                  81,731,250
Pharmaceuticals and Biotechnology  (3.3%)
--------------------------------------------------------------------------------------------
        500,000 Amgen, Inc. +                                                     29,687,500
        900,000 Astra AB (Sweden) +                                               35,906,778
        561,700 CytoTherapeutics, Inc. +                                           9,619,113
        550,000 Biochem Pharmaceutical, Inc. +                                    22,068,750
        900,000 Gilead Sciences, Inc +.                                           28,800,000
        470,000 Martek Biosciences Corp. +                                        11,867,500
        400,000 Theratech, Inc. +                                                  7,200,000
                                                                              --------------
                                                                                 145,149,641
Publishing  (0.2%)
--------------------------------------------------------------------------------------------
        460,000 Mecklermedia Corp. +                                               7,360,000

Restaurants  (4.0%)
--------------------------------------------------------------------------------------------
      1,230,800 Apple South, Inc.                                                 26,462,200
        420,000 Applebee's International, Inc.                                     9,555,000
      1,000,000 Boston Chicken, Inc. +                                            32,125,000
      1,350,000 J.D. Wetherspoon PLC (United Kingdom)                             13,433,850
      1,050,000 Landry's Seafood Restaurants, Inc.                                17,915,625
        610,000 Lone Star Steakhouse & Saloon +                                   23,408,750
        960,000 Outback Steakhouse, Inc. +                                        34,440,000
        508,900 Papa Johns International, Inc. +                                  20,960,319
                                                                              --------------
                                                                                 178,300,744
Retail  (4.1%)
--------------------------------------------------------------------------------------------
        275,000 Barnes & Noble, Inc. +                                             7,975,000
      1,225,000 Bed Bath & Beyond, Inc. +                                         47,545,313
        925,000 Boise Cascade Office Products +                                   39,543,750
        345,000 CompUSA, Inc. +                                                   10,738,125
        457,560 Hollywood Entertainment Corp. +                                    3,832,065
      1,600,000 Office Depot, Inc. +                                              31,600,000
        768,800 Officemax, Inc. +                                                 17,201,900
        900,000 Revco D.S., Inc. +                                                25,425,000
                                                                              --------------
                                                                                 183,861,153
Semiconductors  (5.1%)
--------------------------------------------------------------------------------------------
        525,000 Altera Corp. +                                                    26,118,750
        650,000 Analog Devices Inc. +                                             22,993,750
        700,000 Atmel Corp. +                                                     15,662,500
        325,000 Credence Systems Corp. +                                           7,434,375
        175,000 Cyberoptics Corp. +                                                6,956,250
        725,000 KLA Instruments Corp. +                                           18,895,313
        888,500 Linear Technology Corp.                                           34,873,625
        965,000 Maxim Integrated Products Inc. +                                  37,152,500
        550,000 Silicon Valley Group, Inc. +                                      13,887,500
      1,350,000 Xilinx, Inc.                                                      41,175,000
                                                                              --------------
                                                                                 225,149,563
Specialty Consumer Products  (1.9%)
--------------------------------------------------------------------------------------------
        800,000 Department 56, Inc. +                                             30,700,000
        307,000 Franklin Electronic Publishers, Inc. +                             9,056,500
        175,200 Gemstar International Group Ltd. +                                 4,971,300
        943,634 Sunglass Hut International +                                      22,411,308
        525,000 Wolverine World Wide, Inc.                                        16,537,500
                                                                              --------------
                                                                                  83,676,608
Telecommunication Equipment  (2.7%)
--------------------------------------------------------------------------------------------
        420,600 Adtran, Inc. +                                                    22,843,838
        775,000 Gandalf Technologies, Inc. +                                      13,175,000
        334,350 Glenayre Technologies, Inc. +                                     13,875,525
        650,000 P-Com, Inc. +                                                     13,000,000
        800,000 Pairgain Technologies, Inc. +                                     43,800,000
        145,100 Premisys Communications, Inc. +                                    8,125,600
        169,400 VideoServer, Inc. +                                                5,336,100
                                                                              --------------
                                                                                 120,156,063
Telephone Services  (2.9%)
--------------------------------------------------------------------------------------------
      1,511,400 Frontier Corp.                                                    45,342,000
      1,800,000 LCI International, Inc. +                                         36,900,000
        200,000 MIDCOM Communications, Inc. +                                      3,650,000
        250,000 Tel-Save Holdings, Inc. +                                          3,468,750
      1,100,000 WorldCom, Inc. +                                                  38,775,000
                                                                              --------------
                                                                                 128,135,750
Wireless Communications  (2.6%)
--------------------------------------------------------------------------------------------
      1,250,000 Airtouch Communications, Inc. +                                   35,312,500
        505,000 Centennial Cellular Corp. Class A +                                8,648,125
      2,300,000 Paging Network, Inc. +                                            56,062,500
        189,300 United States Cellular Corp. +                                     6,388,875
        617,964 Vanguard Cellular Systems, Inc. +                                 12,513,770
                                                                              --------------
                                                                                 118,925,770
                                                                              --------------
                Total Common Stocks   (cost $2,902,190,761)                   $4,136,174,133


PREFERRED STOCKS  (0.4%)*(cost $5,850,545)
NUMBVALUE
--------------------------------------------------------------------------------------------
        120,000 Sap Ag Systeme Preference Bearer (Germany)                       $18,112,263

SHORT-TERM INVESTMENTS  (6.1%)*
PRINVALUE
--------------------------------------------------------------------------------------------
$    20,000,000 Ciesco L.P. 5.68s, January 18, 1996                              $19,946,356
     20,000,000 Corporate Asset Funding Corp. 5.70s, January 11, 1996             19,968,333
     13,000,000 Federal Home Loan Bank 5.59s, January 3, 1996                     12,995,963
     24,000,000 Federal Home Loan Mortgage Corp. 5.70s, February 5, 1996          23,870,033
     20,100,000 Federal Home Loan Mortgage Corp. 5.56s, February 1, 1996          20,003,766
     13,000,000 Federal Home Loan Mortgage Corp. 5.37s, May 13, 1996              12,740,650
     15,000,000 Federal National Mortgage Assn. 5.58s, January 25, 1996           14,944,200
     10,000,000 Federal National Mortgage Assn. 5.58s, February 9, 1996            9,939,875
     25,000,000 Ford Motor Credit Co. 5.71s, January 12, 1996                     24,956,382
     20,000,000 General Electric Capital Corp. 5.56s, January 31, 1996            19,910,422
     30,000,000 Household Finance Corp. 5.67s, January 25, 1996                   29,886,600
     15,000,000 Metropolitan Life Funding, 5.68s, January 15, 1996                14,973,967
     20,000,000 National Rural Utilities Cooperative Finance Corp. 5.63s,
                   February 13, 1996                                              19,865,504
     10,000,000 USAA Capital Corp. 5.68s, January 5, 1996                          9,993,689
     17,330,000 Interest in $308,242,000 repurchase agreement dated
                December 29, 1996 with Lehman Brothers Inc. due
                January 2, 1996 with respect to various U.S. Treasury
                obligations-maturity value of $17,341,360 for an
                effective yield of 5.90%                                          17,338,521
                                                                              --------------
                Total Short-Term Investments   (cost $271,332,820)              $271,334,261
--------------------------------------------------------------------------------------------
                Total Investments  (cost $3,179,374,126)***                   $4,425,620,657
--------------------------------------------------------------------------------------------
* Percentage indicated are based on net assets of $4,445,315,887.

+ Non-income-producing security.

*** The aggregate identified cost on a tax cost basis is $3,184,645,006 resulting in gross unrealized appreciation and depreciation of $1,330,890,800 and $89,915,149, respectively, or net unrealized appreciation of $1,240,975,651.

ADR after the name of a foreign holding stands for American
Depository Reciepts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
December 31,1995 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $ 3,179,374,126)  (Note 1)                                          $4,425,620,657
---------------------------------------------------------------------------------------------------
Cash                                                                                            114
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                             450,389
---------------------------------------------------------------------------------------------------
Foreign tax reclaim                                                                          11,824
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   64,682,119
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            3,755,578
---------------------------------------------------------------------------------------------------
Total assets                                                                          4,494,520,681
Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         30,858,898
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                7,498,422
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              5,174,477
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 3,406
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 12,498
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,894,821
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                1,986,403
---------------------------------------------------------------------------------------------------
Payable for organizational expenses  (Note 1)                                                23,788
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      752,081
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        49,204,794
---------------------------------------------------------------------------------------------------
Net assets                                                                           $4,445,315,887
Represented by
---------------------------------------------------------------------------------------------------
Paid in Capital (Note 4)                                                             $3,211,188,029
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                         (15,425,270)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                  3,306,951
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            1,246,246,177
---------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                           $4,445,315,887
Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price of class A shares
($2,387,817,938 divided by 64,626,150 shares)                                                $36.95
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $36.95)*                                      $39.20
---------------------------------------------------------------------------------------------------
Net asset value and offering price of class B shares
($1,930,794,109 divided by 53,333,705 shares)**                                              $36.20
---------------------------------------------------------------------------------------------------
Net asset value and redemption price of class M shares
($ 65,059,385 divided by 1,770,021 shares)                                                   $36.76
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $36.76)*                                      $38.09
---------------------------------------------------------------------------------------------------
Net asset value and offering price of class Y shares
($ 61,644,455 divided by 1,662,246 shares)**                                                 $37.09
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000  or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31,1995 (Unaudited)

Investment Income
---------------------------------------------------------------------------------------------------
Interest                                                                               $  7,062,234
---------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $58,265)                                                 1,940,841
---------------------------------------------------------------------------------------------------
Total investment income                                                                   9,003,075

Expenses:
---------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          9,284,375
---------------------------------------------------------------------------------------------------
Investor Servicing and custodian fees (Note 2)                                            4,260,236
---------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            27,405
---------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     144,573
---------------------------------------------------------------------------------------------------
Auditing                                                                                     42,420
---------------------------------------------------------------------------------------------------
Legal                                                                                        24,214
---------------------------------------------------------------------------------------------------
Postage                                                                                     335,552
---------------------------------------------------------------------------------------------------
Registration Fees                                                                           471,511
---------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                     2,290,589
---------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                     7,285,325
---------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       129,327
---------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             25,163
---------------------------------------------------------------------------------------------------
Other expenses                                                                              104,995
---------------------------------------------------------------------------------------------------
Total expenses                                                                           24,425,685
---------------------------------------------------------------------------------------------------
Net investment loss                                                                     (15,422,610)
---------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         17,982,416
---------------------------------------------------------------------------------------------------
Net realized loss on forward currency translation (Notes 1 and 3)                            (3,181)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            695,612,242
---------------------------------------------------------------------------------------------------
Net gain on investments                                                                 713,591,477
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $698,168,867
---------------------------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                   Six months ended          Year ended
                                                                                        December 31             June 30
                                                                                              1995*                1995
--------------------------------------------------------------------------------------------------- -------------------
Increase in net assets
--------------------------------------------------------------------------------------------------- -------------------
Operations:
--------------------------------------------------------------------------------------------------- -------------------
Net investment loss                                                                  $  (15,422,610)     $  (13,274,739)
--------------------------------------------------------------------------------------------------- -------------------
Net realized gain (loss) on investments and
foreign currencies                                                                       17,979,235         (12,179,793)
--------------------------------------------------------------------------------------------------- -------------------
Net unrealized appreciation of investments                                              695,612,242         508,131,057
--------------------------------------------------------------------------------------------------- -------------------
Net increase in net assets resulting from operations                                    698,168,867         482,676,525
--------------------------------------------------------------------------------------------------- -------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------- -------------------
From net realized gain on investments:
   Class A                                                                                        -          (5,252,966)
--------------------------------------------------------------------------------------------------- -------------------
   Class B                                                                                        -          (3,371,127)
--------------------------------------------------------------------------------------------------- -------------------
   Class M                                                                                        -                (673)
--------------------------------------------------------------------------------------------------- -------------------
   Class Y                                                                                        -             (58,463)
--------------------------------------------------------------------------------------------------- -------------------
In excess of net realized gains
   Class A                                                                                        -          (1,509,455)
--------------------------------------------------------------------------------------------------- -------------------
   Class B                                                                                        -            (968,703)
--------------------------------------------------------------------------------------------------- -------------------
   Class M                                                                                        -                (193)
--------------------------------------------------------------------------------------------------- -------------------
   Class Y                                                                                        -             (16,800)
--------------------------------------------------------------------------------------------------- -------------------
Return of capital
   Class A                                                                                        -            (202,496)
--------------------------------------------------------------------------------------------------- -------------------
   Class B                                                                                        -            (129,953)
--------------------------------------------------------------------------------------------------- -------------------
   Class M                                                                                        -                 (26)
--------------------------------------------------------------------------------------------------- -------------------
   Class Y                                                                                        -              (2,254)
--------------------------------------------------------------------------------------------------- -------------------
Increase from capital share transactions (Note 4)                                     1,351,342,058         942,116,459
--------------------------------------------------------------------------------------------------- -------------------
Total increase in net assets                                                          2,049,510,925       1,413,279,875
--------------------------------------------------------------------------------------------------- -------------------
Net Assets
--------------------------------------------------------------------------------------------------- -------------------
Beginning of period                                                                   2,395,804,962         982,525,087
--------------------------------------------------------------------------------------------------- -------------------
End of period (including accumulated net investment loss
of $15,425,270 and $2,660, respectively)                                             $4,445,315,887      $2,395,804,962
--------------------------------------------------------------------------------------------------- -------------------
 * Unaudited










Financial highlights
(For a share outstanding throughout the period)

                                                        For the period                     For the period
                                                         July 19, 1994                   December 1, 1994
                                         For six months  (commencement  For six months      (commencement
                                                  ended of operations)           ended  of operations) to
                                            December 31     to June 30     December 31            June 30
----------------------------------------------------------------------------------------------------------
                                                  1995*           1995           1995*               1995
----------------------------------------------------------------------------------------------------------
                                                        Class Y                        Class M
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $29.66         $22.59          $29.51             $24.72
----------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------
Net investment (loss)                            (.08)         (.04)          (.12)             (.05)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                     7.51           7.31            7.37               5.04
----------------------------------------------------------------------------------------------------------
Total from investment operations                   7.43           7.27            7.25               4.99
----------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
----------------------------------------------------------------------------------------------------------
From net realized gain on investments                --         (.15)              --             (.15)
----------------------------------------------------------------------------------------------------------
In excess of net realized gains                      --         (.04)              --             (.04)
----------------------------------------------------------------------------------------------------------
Return of capital                                    --         (.01)              --             (.01)
----------------------------------------------------------------------------------------------------------
Total distributions                                  --         (.20)              --             (.20)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $37.09         $29.66          $36.76             $29.51
----------------------------------------------------------------------------------------------------------
Total investment return at
net asset value  (%) (e)                      25.05 (b)      32.42 (b)       24.57 (b)          20.40 (b)
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $61,644        $24,538         $65,059            $16,011
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%)                                  .45 (b)        .83 (b)         .84 (b)            .94 (b)
----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets (%)                        (.18) (b)      (.26) (b)       (.57) (b)          (.53) (b)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        12.82 (b)          56.99       12.82 (b)              56.99
----------------------------------------------------------------------------------------------------------
* Unaudited

(a) Reflects an absorption of expenses incurred by the fund and an expense limitation during the period. As a result of these limitations, expenses of the fund for the period ended June 30, 1991, reflect a reduction of $0.05 per share.

(b) Not annualized.

(c) Portfolio turnover excludes the impact of assets from the acquisition of Putnam Information Sciences Trust.

(d) The amount shown is a balancing figure and does not accord with the net loss on investments which excludes the unrealized appreciation acquired from Putnam Information Sciences Trust.

(e) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.







Financial highlights
(For a share outstanding throughout the period)

                                                                                           For the period
                                                                                            March 1, 1993
                                         For six months                                     (commencement
                                                  ended                                 of operations) to
                                            December 31          Year ended June 30               June 30
----------------------------------------------------------------------------------------------------------
                                                1995*           1995          1994               1993
----------------------------------------------------------------------------------------------------------
                                                Class B        Class A
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $29.09        $21.68         $20.80             $17.76
----------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------
Net investment (loss)                            (.16)         (.23)          (.11)             (.05)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                   7.27           7.84          1.44              3.09
----------------------------------------------------------------------------------------------------------
Total from investment operations                 7.11           7.61          1.33              3.04
----------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
----------------------------------------------------------------------------------------------------------
From net realized gain on investments              --           (.15)         (.45)               --
----------------------------------------------------------------------------------------------------------
In excess of net realized gains                    --           (.04)           --                --
----------------------------------------------------------------------------------------------------------
Return of capital                                  --           (.01)            --               --
----------------------------------------------------------------------------------------------------------
Total distributions                                --           (.20)          (.45)              --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $36.20         $29.09         $21.68           $20.80
----------------------------------------------------------------------------------------------------------
Total investment return at
net asset value  (%) (e)                        24.44  (b)     35.34           6.18            17.12 (b)
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $1,930,794     $1,013,379       $333,738          $15,698
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%)                                    .95 (b)       1.88           2.04              .67 (b)
----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets (%)                           (.68) (b)     (1.30)         (1.55)            (.57) (b)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          12.82  (b)     56.99          52.76            93.59  (b)
----------------------------------------------------------------------------------------------------------






                                                                                                                   For the period
                                                                                                                  August 31, 1990
                                    For six months                                                                  (commencement
                                             ended                                                              of operations) to
                                       December 31                                Year ended June 30                      June 30
----------------------------------------------------------------------------------------------------------------------------------
                                           1995*          1995           1994             1993            1992         1991
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $29.58        $21.88         $20.83           $14.50           $11.56       $8.54
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)                       (.10)         (.12)          (.06)            (.12)           (.02)        (.11) (a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                              7.47          8.02           1.56             6.77            3.33 (d)     3.19
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            7.37           7.9            1.5             6.65            3.31         3.08
----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investment          --          (.15)          (.45)            (.32)           (.37)        (.06)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains               --          (.04)            --               --              --           --
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                             --          (.01)            --               --              --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --          (.20)          (.45)            (.32 )          (.37)        (.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $36.95        $29.58         $21.88           $20.83          $14.50       $11.56
----------------------------------------------------------------------------------------------------------------------------------
Total investment return at
net asset value  (%) (e)                   24.92 (b)     36.36              7            46.12           28.85        36.23 (b)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,387,818    $1,341,877       $648,787         $318,426        $141,206       $3,164
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets                                   .57 (b)      1.13           1.23             1.31            1.64         2.28 (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
average net assets (%)                      (.30) (b)     (.55)          (.82)            (.98)           (.91)       (1.14) (a)(b)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     12.82  (b)    56.99          52.76             93.59         116.04 (c)    71.54 (b)
----------------------------------------------------------------------------------------------------------------------------------








Notes to financial statements
December 31, 1995 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in Putnam Investment Management's judgment, possess above-average, long-term growth potential.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class of would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements are in conformity with generally accepted accounting principles and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

C) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

D) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount least equal to 102% of the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities Exchange Commission and with various states and the initial public offering of its shares were $54,369. These expenses are being amortized by the fund on a straight-line basis over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.


Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of any amount over $1.5 billion, subject to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management of the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $3,570 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the period ended December 31, 1995, the fund adopted a Trustee Fee Deferral Plan ("the Plan") which allows the Trustees to defer the receipt of all or portion of the Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended December 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,920,963 and $87,577 from the sale of class A and class M shares, respectively and received $869,023 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1995, Putnam Mutual Funds Corp., acting as underwriter received $13,086 on class A redemptions.


Note 3
Purchases and sales of securities

During the six months ended December 31, 1995, purchases and sales of investment securities other than short-term investments aggregated $1,612,774,984 and $394,274,993, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.


Note 4
Capital shares

At December 31, 1995, there was an unlimited number of shares of beneficial interest authorized divided into four classes, class A, class B, class M and class Y capital shares. Transactions in capital shares were as follows:

                           Six months ended
                           December 31, 1995
Class A                 Shares            Amount
----------------------------------------------------
Shares sold           39,772,714     $1,357,471,575
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  2                140
----------------------------------------------------
                      39,772,716      1,357,471,715

Shares
repurchased          (20,505,346)      (698,645,820)
----------------------------------------------------
Net increase          19,267,370       $658,825,895
----------------------------------------------------
                         Year ended June, 30 1995
Class A                 Shares            Amount
----------------------------------------------------
Shares sold           43,682,500     $1,128,122,574
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            272,982          6,390,513
----------------------------------------------------
                      43,955,482      1,134,513,087

Shares
repurchased          (28,250,033)      (728,037,391)
----------------------------------------------------
Net increase          15,705,449       $406,475,696
----------------------------------------------------
                             Six months ended
                            December 31, 1995
Class B                 Shares            Amount
----------------------------------------------------
Shares sold           24,234,811       $812,581,611
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 31                680
----------------------------------------------------
                      24,234,842        812,582,291

Shares
repurchased           (5,732,292)     (190,631,216)
----------------------------------------------------
Net increase          18,502,550      $621,951,075
----------------------------------------------------
                       Year ended June 30, 1995
Class B                Shares            Amount
----------------------------------------------------
Shares sold           26,763,724      $688,264,693
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            173,288         4,006,394
----------------------------------------------------
                      26,937,012       692,271,087

Shares
repurchased           (7,498,289)     (192,825,799)
----------------------------------------------------
Net increase          19,438,723      $499,445,288
----------------------------------------------------
                           Six months ended
                          December 31, 1995
Class M                 Shares           Amount
----------------------------------------------------
Shares sold            1,424,839       $49,109,806
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 --                --
----------------------------------------------------
                       1,424,839        49,109,806

Shares
repurchased             (197,410)       (6,781,856)
----------------------------------------------------
Net increase           1,227,429       $42,327,950
----------------------------------------------------
                               For the period
                             December 1, 1994
                             (commencement of
                              operations) to
                              June 30, 1995
Class M                  Shares          Amount
----------------------------------------------------
Shares sold              573,538       $15,676,754
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 38               892
----------------------------------------------------
                         573,576        15,677,646

Shares
repurchased              (30,984)         (846,834)
----------------------------------------------------
Net increase             542,592       $14,830,812
----------------------------------------------------
                             Six months ended
                            December 31, 1995
Class Y                  Shares            Amount
----------------------------------------------------
Shares sold              968,448       $32,815,158
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 --                --
----------------------------------------------------
                         968,448        32,815,158

Shares
repurchased             (133,528)       (4,578,020)
----------------------------------------------------
Net increase             834,920       $28,237,138
----------------------------------------------------
                           For the period
                            July 19, 1994
                          (commencement of
                            operations) to
                             June 30, 1995
Class Y                  Shares           Amount
----------------------------------------------------
Shares sold              914,699       $23,722,392
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              3,307            77,517
----------------------------------------------------
                         918,006        23,799,909

Shares
repurchased              (90,680)       (2,435,246)
----------------------------------------------------
Net increase             827,326       $21,364,663
----------------------------------------------------








Our commitment to quality service






* CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.


* HELP YOUR INVESTMENT GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*


* SWITCH FUNDS EASILY

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)


* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.


* To make an additional investment in this or any other
Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

* Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.




Fund information


INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109


MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109


CUSTODIAN
Putnam Fiduciary Trust Company
legal counsel
Ropes & Gray


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike


OFFICERS
George Putnam
President
Charles E. Porter
Executive Vice President
Patricia C. Flaherty
Senior Vice President
John D. Hughes
Vice President and Treasurer
Lawrence J. Lasser
Vice President
Gordon H. Silver
Senior Vice President
Peter Carman
Vice President
Brett C. Browchuk
Vice President
Daniel L. Miller
Vice President and Fund Manager
William N. Shiebler
Vice President
John R. Verani
Vice President
Paul M. O'Neil
Vice President
Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

The Putnam Funds
One Post Office Square
Boston Massachusetts, 02109



22798-852/358/983   1/96

Bulk Rate
U.S. Postage
PAID
Putnam
Investments





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